DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (FY) (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 22, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Proceeds from Issuance of Equity [Abstract]
Transaction costs	$ 7,385,802
Underwriting fees	2,417,300
Deferred underwriting fees	4,628,750
Other costs	339,752
Net proceeds deposited in trust account	$ 132,250,000	$ 132,250,000	$ 132,250,000	$ 0
Net proceeds from Initial Public Offering and Private Placement (in dollars per share)	$ 10.00
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds from Initial Public Offering and Private Placement (in dollars per share)	$ 10.00
Interest on Trust Account that can be held to pay dissolution expenses	$ 100,000
Private Placement Warrants [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share)	$ 1.00
Warrants issued (in shares)	4,145,000
Gross proceeds from issuance of warrants	$ 4,145,000
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Deferred underwriting fees	$ 4,628,750
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units to be issued (in shares)	13,225,000
Share price (in dollars per share)	$ 10.00
Gross proceeds from initial public offering	$ 132,250,000
Redemption price (in dollars per share)	$ 10.00
Over-Allotment Option [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units to be issued (in shares)	1,725,000
Share price (in dollars per share)	$ 10.00